Discontinued Operations And Other Divestitures (Summary Of Activities In Consolidated Statements Of Income For Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations And Other Divestitures [Abstract]
Net sales			$ 96.2	$ 599.7	$ 360.2
Earnings from operations of discontinued business before income taxes			10.0	44.3	15.7
Income tax expense			(2.1)	(14.0)	(6.0)
Gain on sale of discontinued operations	1.5	(1.4)	55.3	0	0
Income tax expense on gain on sale			(20.7)	0	0
Earnings from discontinued operations, net of tax			$ 42.5	$ 30.3	$ 9.7